Exhibit 99.10

Data Compare Summary (Total)
Run Date - 2/10/2024 10:34:20 AM

Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
Amortization Term	0	2	0.00%	295
Amortization Type	0	294	0.00%	295
Appraisal Effective Date	1	272	0.37%	295
Appraised Value	0	1	0.00%	295
Borrower Qualifying FICO	2	295	0.68%	295
City	0	295	0.00%	295
Coborrower Qualifying FICO	2	175	1.14%	295
Contract Sales Price	1	1	100.00%	295
First Payment Date	0	1	0.00%	295
Initial Rate Lock Date	0	294	0.00%	295
Investor: Qualifying Total Debt Ratio	16	295	5.42%	295
Lien Position	0	295	0.00%	295
LTV Valuation Value	9	294	3.06%	295
Note Date	1	295	0.34%	295
Occupancy	1	295	0.34%	295
Original CLTV	7	295	2.37%	295
Original Interest Rate	1	295	0.34%	295
Original Loan Amount	0	295	0.00%	295
Original LTV	7	295	2.37%	295
Original Term	0	293	0.00%	295
Origination Channel	0	294	0.00%	295
Property Type	0	1	0.00%	295
Purpose	0	295	0.00%	295
Representative FICO	3	294	1.02%	295
State	0	295	0.00%	295
Zip	0	295	0.00%	295
Total	51	6,051	0.84%	295